Financial Instruments - Carrying Amounts of Financial Instruments by Classification (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Financial liabilities
Trade and other payables	¥ 1,611,403	¥ 1,580,597
Bonds and borrowings	506,571	496,833
Other financial liabilities Derivatives	1,017	674
Bonds and borrowings	1,815,905	1,611,153
Other financial liabilities Derivatives	6,501	6,572
Other non-current liabilities	142,149	120,156
Financial assets
Cash and cash equivalents	163,176	142,869	¥ 123,929	¥ 121,183
Trade and other receivables	900,563	832,040
Other financial assets	16,915	19,178
Derivatives	4,071	6,827
Debt instruments	12,844	12,351
Other financial assets	812,668	1,007,627
Equity instruments	718,470	926,465
Derivatives	9,985	6,623
Debt instruments	84,211	74,538
Financial assets at amortised cost, class [member]
Financial assets
Cash and cash equivalents	163,176	142,869
Trade and other receivables	900,563	832,040
Other financial assets	12,844	12,351
Debt instruments	12,844	12,351
Other financial assets	84,211	74,538
Debt instruments	84,211	74,538
Financial assets at fair value through profit or loss, category [member]
Financial assets
Other financial assets	590	61
Derivatives	590	61
Financial assets at fair value through other comprehensive income, category [member]
Financial assets
Other financial assets	3,480	6,765
Derivatives	3,480	6,765
Other financial assets	728,456	933,088
Equity instruments	718,470	926,465
Derivatives	9,985	6,623
Financial liabilities at amortised cost, class [member]
Financial liabilities
Trade and other payables	1,611,403	1,580,597
Bonds and borrowings	506,571	496,833
Bonds and borrowings	1,815,905	1,611,153
Other non-current liabilities	142,149	120,156
Financial liabilities at fair value through profit or loss, category [member]
Financial liabilities
Other financial liabilities Derivatives	258	329
Financial Liabilities Measured At Fair Value through Other Comprehensive Income Category [member]
Financial liabilities
Other financial liabilities Derivatives	758	344
Other financial liabilities Derivatives	¥ 6,501	¥ 6,572